Fair Value Measurements - Schedule of Changes in the Fair Value of Warrant Liabilities (Details) - USD ($)			3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 29, 2021	Aug. 11, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds received through Convertible Promissory Notes										$ 1,080,000	$ 335,000
Change in fair value of Promissory Notes			$ 757,488				$ (1,200)			(37,804)	21,011	$ 170,741	$ (83,768)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Fair Value Adjustment of Warrants									Fair Value Adjustment of Warrants
Convertible Promissory Notes Related Parties [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value			$ 1,557,409	$ 2,097,015	$ 1,409,730	$ 1,260,000	1,261,200	$ 1,266,600	$ 956,115	1,409,730	956,115	$ 956,115	0
Principal amount of Promissory Notes					726,370
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	$ (143,440)	$ 18,323	(304,801)	(186,194)	(42,205)	(52,126)			(52,126)	(304,801)		(52,126)
Proceeds received through Convertible Promissory Notes	$ 800,000	$ 365,000	635,000	445,000					335,000			335,000
Change in fair value of Promissory Notes			757,488	(798,412)	3,120	149,730	(1,200)	(5,400)	27,611			170,741	(83,768)
Fair value			2,645,096	1,557,409	2,097,015	1,409,730	1,260,000	1,261,200	1,266,600	2,645,096	1,260,000	1,409,730	956,115
Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value			4,456,250	8,193,750	9,343,750	2,012,500	2,300,000	4,168,750	8,625,000	9,343,750	8,625,000	8,625,000	0
Initial measurement of fair value of Promissory Notes upon extinguishment of debt														$ 12,218,750
Change in valuation inputs or other assumptions			7,043,750	(3,737,500)	(1,150,000)		(287,500)	(1,868,750)	(4,456,250)			718,750	(3,593,750)
Fair value			11,500,000	4,456,250	8,193,750	9,343,750	2,012,500	2,300,000	4,168,750	11,500,000	2,012,500	9,343,750	8,625,000
Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value			1,426,000	2,604,000	2,805,500	631,625	716,875	1,619,750	4,022,250	2,805,500	4,022,250	4,022,250	0
Initial measurement of fair value of Promissory Notes upon extinguishment of debt														6,583,625
Change in valuation inputs or other assumptions			2,228,125	(1,178,000)	(201,500)		(85,250)	(902,875)	(2,402,500)			(1,216,750)	(2,561,375)
Fair value			3,654,125	1,426,000	2,604,000	2,805,500	631,625	716,875	1,619,750	3,654,125	631,625	2,805,500	4,022,250
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value			5,882,250	10,797,750	12,149,250	2,644,125	3,016,875	5,788,500	12,647,250	12,149,250	12,647,250	12,647,250	0
Initial measurement of fair value of Promissory Notes upon extinguishment of debt														$ 18,802,375
Change in valuation inputs or other assumptions			9,271,875	(4,915,500)	(1,351,500)		(372,750)	(2,771,625)	(6,858,750)			(498,000)	(6,155,125)
Fair value			$ 15,154,125	$ 5,882,250	$ 10,797,750	$ 12,149,250	$ 2,644,125	$ 3,016,875	$ 5,788,500	$ 15,154,125	$ 2,644,125	$ 12,149,250	$ 12,647,250